Average Annual Total Returns	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class C 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class I 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class R 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class Y 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 10 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 10 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 1 year	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 5 years	Prospectus #1 Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Climate Solutions Fund Class C 1 year	Prospectus #1 Delaware Climate Solutions Fund Class C 5 years	Prospectus #1 Delaware Climate Solutions Fund Class C 10 years	Prospectus #1 Delaware Climate Solutions Fund Class I 1 year	Prospectus #1 Delaware Climate Solutions Fund Class I 5 years	Prospectus #1 Delaware Climate Solutions Fund Class I 10 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R6 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Lifetime	Prospectus #1 Delaware Climate Solutions Fund Class R6 Inception Date	Prospectus #1 Delaware Climate Solutions Fund Class R 1 year	Prospectus #1 Delaware Climate Solutions Fund Class R 5 years	Prospectus #1 Delaware Climate Solutions Fund Class R 10 years	Prospectus #1 Delaware Climate Solutions Fund Class Y 1 year	Prospectus #1 Delaware Climate Solutions Fund Class Y 5 years	Prospectus #1 Delaware Climate Solutions Fund Class Y 10 years	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) 1 year	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) 5 years	Prospectus #1 Delaware Global Value Equity Fund MSCI World Index (net) 10 years	Prospectus #1 Delaware Global Value Equity Fund Class A 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A 10 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Global Value Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Global Value Equity Fund Class C 1 year	Prospectus #1 Delaware Global Value Equity Fund Class C 5 years	Prospectus #1 Delaware Global Value Equity Fund Class C 10 years	Prospectus #1 Delaware Global Value Equity Fund Class I 1 year	Prospectus #1 Delaware Global Value Equity Fund Class I 5 years	Prospectus #1 Delaware Global Value Equity Fund Class I 10 years	Prospectus #1 Delaware Global Value Equity Fund Class R6 1 year	Prospectus #1 Delaware Global Value Equity Fund Class R6 5 years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Global Value Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Global Value Equity Fund Class R 1 year	Prospectus #1 Delaware Global Value Equity Fund Class R 5 years	Prospectus #1 Delaware Global Value Equity Fund Class R 10 years	Prospectus #1 Delaware Global Value Equity Fund Class Y 1 year	Prospectus #1 Delaware Global Value Equity Fund Class Y 5 years	Prospectus #1 Delaware Global Value Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 1 year	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 5 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Russell 2000® Index 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R 10 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 1 year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 5 years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 1 year	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 5 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 10 years	Prospectus #1 Delaware Ivy Value Fund Class A 1 year	Prospectus #1 Delaware Ivy Value Fund Class A 5 years	Prospectus #1 Delaware Ivy Value Fund Class A 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Value Fund Class C 1 year	Prospectus #1 Delaware Ivy Value Fund Class C 5 years	Prospectus #1 Delaware Ivy Value Fund Class C 10 years	Prospectus #1 Delaware Ivy Value Fund Class I 1 year	Prospectus #1 Delaware Ivy Value Fund Class I 5 years	Prospectus #1 Delaware Ivy Value Fund Class I 10 years	Prospectus #1 Delaware Ivy Value Fund Class R6 1 year	Prospectus #1 Delaware Ivy Value Fund Class R6 5 years	Prospectus #1 Delaware Ivy Value Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Value Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Value Fund Class R 1 year	Prospectus #1 Delaware Ivy Value Fund Class R 5 years	Prospectus #1 Delaware Ivy Value Fund Class R 10 years	Prospectus #1 Delaware Ivy Value Fund Class Y 1 year	Prospectus #1 Delaware Ivy Value Fund Class Y 5 years	Prospectus #1 Delaware Ivy Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class R 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R 10 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 10 years	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index 1 year	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index 5 years	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index Lifetime	Prospectus #2 Delaware Global Real Estate Fund FTSE EPRA Nareit Developed Index Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class A 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class A Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Global Real Estate Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class C 1 year	Prospectus #2 Delaware Global Real Estate Fund Class C 5 years	Prospectus #2 Delaware Global Real Estate Fund Class C Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class C Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class I 1 year	Prospectus #2 Delaware Global Real Estate Fund Class I 5 years	Prospectus #2 Delaware Global Real Estate Fund Class I Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class I Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class R6 1 year	Prospectus #2 Delaware Global Real Estate Fund Class R6 5 years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class R6 Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class R 1 year	Prospectus #2 Delaware Global Real Estate Fund Class R 5 years	Prospectus #2 Delaware Global Real Estate Fund Class R Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class R Inception Date	Prospectus #2 Delaware Global Real Estate Fund Class Y 1 year	Prospectus #2 Delaware Global Real Estate Fund Class Y 5 years	Prospectus #2 Delaware Global Real Estate Fund Class Y Lifetime	Prospectus #2 Delaware Global Real Estate Fund Class Y Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg 1-3 Year US Government/Credit Index 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg 1-3 Year US Government/Credit Index 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg 1-3 Year US Government/Credit Index 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Municipal High Yield Index 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P Global Natural Resources Index (net) 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 10 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #2 Delaware Ivy International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy International Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy International Value Fund Class C 1 year	Prospectus #2 Delaware Ivy International Value Fund Class C 5 years	Prospectus #2 Delaware Ivy International Value Fund Class C 10 years	Prospectus #2 Delaware Ivy International Value Fund Class I 1 year	Prospectus #2 Delaware Ivy International Value Fund Class I 5 years	Prospectus #2 Delaware Ivy International Value Fund Class I 10 years	Prospectus #2 Delaware Ivy International Value Fund Class R6 1 year	Prospectus #2 Delaware Ivy International Value Fund Class R6 5 years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy International Value Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy International Value Fund Class R 1 year	Prospectus #2 Delaware Ivy International Value Fund Class R 5 years	Prospectus #2 Delaware Ivy International Value Fund Class R 10 years	Prospectus #2 Delaware Ivy International Value Fund Class Y 1 year	Prospectus #2 Delaware Ivy International Value Fund Class Y 5 years	Prospectus #2 Delaware Ivy International Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Core Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class R 10 years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y 10 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 1 year	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 5 years	Prospectus #2 Delaware Real Estate Securities Fund FTSE Nareit Equity REITs Index 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class C 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class C 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class I 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class I 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Lifetime	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Inception Date	Prospectus #2 Delaware Real Estate Securities Fund Class R 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class R 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class R 10 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 1 year	Prospectus #2 Delaware Real Estate Securities Fund Class Y 5 years	Prospectus #2 Delaware Real Estate Securities Fund Class Y 10 years
Total	(17.96%)	5.75%	8.54%	(18.44%)	3.90%	3.90%	(21.59%)	1.17%	1.90%	(9.01%)	2.69%	2.79%	(15.04%)	4.32%	3.92%	(13.20%)	5.42%	4.79%	(13.09%)	5.57%	3.31%	Jul. 31, 2014	(13.72%)	4.81%	4.17%	(13.43%)	5.17%	4.54%	(18.11%)	9.42%	12.56%	(13.01%)	0.02%	1.06%	(20.94%)	4.41%	6.38%	(24.84%)	1.56%	4.43%	(9.52%)	3.30%	4.94%	(17.51%)	4.84%	6.41%	(15.94%)	5.89%	7.27%	(15.79%)	6.05%	5.86%	Jul. 31, 2014	(16.37%)	5.27%	6.64%	(16.10%)	5.65%	7.02%	(18.11%)	9.42%	12.56%	(22.10%)	8.87%	10.57%	(24.51%)	6.16%	8.38%	(11.32%)	6.71%	8.25%	(18.82%)	9.22%	10.51%	(17.22%)	10.38%	11.50%	(17.13%)	10.55%	9.71%	Jul. 31, 2014	(17.68%)	9.74%	10.81%	(17.34%)	10.35%	11.48%	(20.09%)	(1.40%)	1.44%	(19.74%)	(1.03%)	1.81%	(31.49%)	(2.73%)	2.75%	(33.36%)	(3.40%)	2.34%	(16.90%)	(1.98%)	2.18%	(28.41%)	(2.24%)	2.74%	(26.96%)	(1.14%)	3.77%	(26.96%)	(1.12%)	3.05%	Jul. 31, 2014	(27.45%)	(1.84%)	3.09%	(27.24%)	(1.49%)	3.44%	(18.40%)	4.96%	7.94%	(18.00%)	5.48%	8.49%	33.17%	(4.41%)	(2.05%)	32.65%	(4.65%)	(2.18%)	20.02%	(3.34%)	(1.55%)	39.12%	(3.99%)	(2.00%)	41.67%	(2.92%)	(1.10%)	41.70%	(2.89%)	(5.49%)	Jul. 31, 2014	40.90%	(3.61%)	(1.74%)	41.18%	(3.26%)	(1.40%)	(18.14%)	6.14%	8.85%	(16.51%)	2.23%	5.62%	(25.03%)	(1.46%)	3.14%	(4.53%)	1.39%	4.17%	(12.69%)	2.65%	5.68%	(11.16%)	3.76%	6.61%	(11.09%)	3.88%	5.00%	Jul. 31, 2014	(11.65%)	3.14%	5.95%	(11.42%)	3.48%	6.33%	(18.36%)	5.23%	7.98%	(22.15%)	5.36%	6.75%	(30.19%)	1.93%	4.70%	(7.28%)	4.12%	5.34%	(18.57%)	5.66%	6.70%	(17.17%)	6.90%	7.72%	(17.12%)	7.04%	6.68%	Jul. 31, 2014	(17.67%)	6.25%	7.08%	(17.42%)	6.61%	7.44%	(16.00%)	0.88%	3.80%	(15.57%)	1.36%	4.28%	(20.24%)	(1.09%)	3.90%	(20.32%)	(1.86%)	3.07%	(11.80%)	(0.91%)	2.95%	(16.78%)	(0.59%)	3.95%	(15.06%)	0.51%	4.90%	(15.07%)	0.52%	2.42%	Jul. 31, 2014	(15.60%)	(0.20%)	4.23%	(15.35%)	0.15%	4.58%	(29.14%)	10.96%	14.10%	(31.19%)	10.27%	13.12%	(33.05%)	7.54%	10.82%	(17.14%)	7.90%	10.44%	(28.20%)	10.69%	13.11%	(26.77%)	11.94%	14.11%	(26.77%)	11.97%	12.38%	Jul. 31, 2014	(27.24%)	11.17%	13.38%	(27.03%)	11.59%	13.84%	(26.72%)	7.64%	11.41%	(34.66%)	9.27%	10.67%	(36.22%)	6.85%	8.50%	(19.26%)	7.41%	8.45%	(31.80%)	9.74%	10.68%	(30.44%)	10.97%	11.69%	(30.45%)	10.99%	10.56%	Jul. 31, 2014	(30.89%)	10.18%	10.96%	(30.68%)	10.58%	11.36%	Oct. 01, 2014	(17.32%)	7.10%	8.52%	Oct. 01, 2014	(19.84%)	5.47%	7.85%	(20.53%)	4.72%	7.25%	(11.20%)	4.17%	6.22%	(16.41%)	5.95%	7.86%	(14.66%)	7.13%	9.00%	(14.62%)	7.17%	9.05%	(15.26%)	6.37%	8.24%	(14.97%)	6.74%	8.63%	(35.36%)	11.73%	16.60%	(36.27%)	7.37%	11.46%	(39.89%)	2.98%	8.80%	(18.53%)	6.28%	9.70%	(33.46%)	7.78%	11.47%	(32.25%)	8.86%	12.39%	(32.14%)	9.03%	9.22%	Jul. 31, 2014	(32.63%)	8.23%	11.73%	(32.41%)	8.64%	12.14%	(18.37%)	5.89%	10.03%	(20.44%)	4.13%	9.01%	(19.85%)	2.83%	8.36%	(24.20%)	(0.16%)	5.57%	(8.62%)	1.81%	6.13%	(16.23%)	3.31%	8.40%	(14.68%)	4.51%	9.47%	(14.63%)	4.54%	7.51%	Jul. 31, 2014	(15.24%)	3.77%	8.76%	(15.00%)	4.11%	9.12%	(26.36%)	3.51%	9.20%	(31.85%)	3.10%	8.79%	(32.70%)	(0.22%)	5.88%	(18.23%)	2.57%	6.95%	(28.89%)	3.55%	8.84%	(27.42%)	4.71%	9.83%	(27.40%)	4.74%	7.97%	Jul. 31, 2014	(27.91%)	3.98%	9.13%	(27.65%)	4.35%	9.51%	(7.54%)	6.67%	10.29%	(10.38%)	6.89%	9.47%	(14.62%)	4.36%	7.38%	(3.62%)	5.08%	7.30%	(6.43%)	7.32%	9.49%	(4.68%)	8.46%	10.44%	(4.57%)	8.61%	7.91%	Jul. 31, 2014	(5.56%)	7.76%	9.77%	(4.95%)	8.11%	10.12%	(7.37%)	0.71%	1.48%	(11.22%)	0.36%	1.70%	(13.16%)	(0.37%)	0.81%	(14.28%)	(1.44%)	(0.32%)	(7.78%)	(0.70%)	0.14%	(10.61%)	0.07%	0.82%	(8.82%)	1.07%	1.67%	(8.79%)	1.09%	1.37%	Jul. 31, 2014	(9.40%)	0.34%	0.93%	(9.13%)	0.81%	1.41%	(11.21%)	2.10%	3.94%	(15.36%)	0.31%	2.87%	(17.65%)	(2.39%)	(0.18%)	(9.05%)	(0.85%)	0.85%	(12.84%)	0.79%	2.90%	(11.17%)	1.74%	3.72%	(11.05%)	1.89%	2.91%	Jul. 31, 2014	(11.66%)	1.14%	3.12%	(11.39%)	1.51%	3.48%	(24.41%)	0.69%	3.35%	Apr. 01, 2013	(27.12%)	(0.02%)	1.99%	Apr. 01, 2013	(29.37%)	(1.88%)	0.54%	(14.43%)	(0.43%)	1.10%	(24.06%)	0.44%	1.83%	Apr. 01, 2013	(22.46%)	1.59%	2.83%	Apr. 01, 2013	(22.44%)	1.59%	2.51%	Jul. 05, 2017	(22.92%)	0.86%	2.14%	Apr. 01, 2013	(22.66%)	1.23%	2.75%	Apr. 01, 2013	(3.69%)	0.92%	0.88%	(6.91%)	0.18%	0.52%	(7.51%)	(0.47%)	(0.15%)	(4.09%)	(0.13%)	0.11%	(5.98%)	(0.07%)	0.17%	(4.05%)	0.92%	1.01%	(3.96%)	1.06%	1.28%	Jul. 31, 2014	(4.58%)	0.33%	0.41%	(4.29%)	0.69%	0.77%	(15.57%)	1.36%	4.28%	(24.08%)	(0.92%)	3.14%	(26.62%)	(2.46%)	2.17%	(12.47%)	(0.79%)	2.39%	(20.90%)	(0.43%)	3.20%	(19.12%)	0.55%	4.02%	(19.10%)	0.56%	2.22%	Jul. 05, 2017	(19.57%)	0.11%	3.58%	(19.32%)	0.36%	3.84%	(8.53%)	1.25%	2.13%	(16.54%)	(1.33%)	0.36%	(16.60%)	(1.40%)	0.32%	(8.57%)	(0.32%)	0.92%	(14.20%)	(1.33%)	0.15%	(12.42%)	(0.32%)	0.97%	(12.37%)	(0.21%)	0.08%	Jul. 05, 2017	(8.53%)	1.25%	2.13%	(13.10%)	2.63%	3.49%	(18.16%)	(0.74%)	1.17%	(18.18%)	(0.75%)	1.15%	(9.34%)	0.37%	1.83%	(15.77%)	(0.56%)	1.03%	(14.11%)	0.41%	1.84%	(14.12%)	0.45%	0.74%	Jul. 05, 2017	(14.37%)	0.14%	1.61%	10.32%	7.34%	4.89%	34.07%	7.13%	4.05%	10.81%	0.36%	(0.60%)	10.29%	none	(0.78%)	6.77%	0.18%	(0.50%)	15.65%	0.91%	(0.52%)	17.99%	2.14%	0.52%	18.18%	2.28%	(1.39%)	Jul. 31, 2014	17.30%	1.54%	(0.07%)	17.76%	1.89%	0.28%	(14.45%)	1.54%	4.67%	(14.01%)	2.03%	5.16%	(22.88%)	(2.33%)	2.35%	(24.50%)	(3.61%)	1.63%	(11.95%)	(1.74%)	1.84%	(19.50%)	(1.86%)	2.46%	(17.88%)	(0.75%)	3.43%	(17.83%)	(0.60%)	0.60%	Jul. 31, 2014	(18.40%)	(1.32%)	2.82%	(18.11%)	(1.00%)	3.16%	(13.01%)	0.02%	1.06%	(17.15%)	(1.30%)	0.71%	(18.07%)	(2.52%)	(0.48%)	(10.14%)	(1.43%)	0.05%	(14.82%)	(0.88%)	0.70%	(12.93%)	0.31%	1.69%	(12.92%)	0.32%	1.61%	Jul. 31, 2014	(13.50%)	(0.42%)	1.01%	(13.23%)	(0.08%)	1.35%	(24.37%)	3.68%	6.53%	(29.47%)	2.75%	5.53%	(33.93%)	(0.29%)	3.03%	(14.45%)	1.89%	4.01%	(26.41%)	3.10%	5.52%	(24.91%)	4.34%	6.58%	(24.86%)	4.48%	5.87%	Jul. 31, 2014	(25.36%)	3.73%	5.94%	(25.16%)	4.10%	6.33%